UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2016 (Unaudited)

Deutsche California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.3%
California 97.3%
Alameda County, CA, Industrial Development Authority, PlyProperties Project, Series A, AMT, 0.62% *, 5/1/2027, LOC: Wells Fargo Bank NA	210,000	210,000
Alameda, CA, Corridor Transportation Authority:
Series B, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,385,075
Series B, 5.0%, 10/1/2036, INS: AGMC	1,050,000	1,159,809
Series B, 5.0%, 10/1/2037, INS: AGMC	500,000	551,425
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,442,109
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	971,690
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,180,680
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025, INS: AGMC	5,000,000	5,197,600
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	11,890,000	13,039,525
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	3,766,080
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,868,550
California, Chabot-Las Positas Community College District, 4.0%, 8/1/2034	7,000,000	7,117,810
California, Coast Community College District, Election of 2012, Series A, 5.0%, 8/1/2038	11,185,000	12,420,495
California, Eastern Municipal Water District Financing Authority, Water & Wastewater Revenue, Series B, 4.0%, 7/1/2034	11,030,000	11,214,422
California, Eastern Municipal Water District, Water & Wastewater Revenue:
Series A, 5.0%, 7/1/2037	2,755,000	3,105,739
Series A, 5.0%, 7/1/2038	1,930,000	2,170,671
Series A, 5.0%, 7/1/2039	2,025,000	2,274,014
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	11,257,700
California, EL Dorado Irrigation District Revenue:
Series C, 4.0%, 3/1/2034	5,000,000	5,081,050
Series A, 5.0%, 3/1/2034, INS: AGMC	3,000,000	3,316,230
Series C, 5.0%, 3/1/2035	4,300,000	4,820,300
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 5.75%, 1/15/2046	12,500,000	13,777,125
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	5,000,000	5,451,450
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,480,761
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,367,320
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,718,350
Series C, Prerefunded, 6.5%, 10/1/2033	2,000,000	2,194,780
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,774,823
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	10,961,500
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	6,820,000	8,991,965
California, Marin Water District Financing Authority Revenue:
Series A, Prerefunded, 5.0%, 7/1/2035	2,830,000	3,162,950
Series A, Prerefunded, 5.0%, 7/1/2040	9,675,000	10,813,264
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,526,382
California, Ohlone Community College District, Series C, 4.0%, 8/1/2041	6,115,000	6,124,478
California, Palomar Health, Series B, 4.0%, 8/1/2036	5,085,000	5,088,814
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	10,000,000	10,425,700
California, San Mateo Foster City School District, Election 2015, Series A, 4.0%, 8/1/2040	7,680,000	7,814,938
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,517,800
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AV, 4.0%, 12/1/2033	6,900,000	7,137,291
Series AV, 4.0%, 12/1/2035	5,355,000	5,495,676
Series AH, Prerefunded, 5.25%, 12/1/2035	1,555,000	1,772,591
California, State Educational Facilities Authority Revenue, Pepperdine University, 5.0%, 9/1/2040	2,335,000	2,608,172
California, State General Obligation:
5.0%, 2/1/2033	12,000,000	13,341,240
5.0%, 8/1/2034	5,000,000	5,620,050
5.0%, 4/1/2037	5,000,000	5,518,300
5.0%, 2/1/2043	5,000,000	5,479,500
5.0%, 3/1/2045	6,000,000	6,621,840
5.25%, 9/1/2030	10,000,000	11,388,300
5.25%, 9/1/2032	4,000,000	4,534,040
5.25%, 10/1/2032	15,000,000	17,035,950
5.25%, 4/1/2035	8,000,000	9,041,120
6.25%, 11/1/2034	10,000,000	11,243,600
6.5%, 4/1/2033	14,610,000	16,185,981
California, State General Obligation, Various Purposes:
6.0%, 4/1/2038	7,450,000	8,147,245
6.0%, 11/1/2039	10,000,000	11,145,700
California, State Green Bonds, 5.0%, 10/1/2037	3,500,000	3,900,085
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,749,352
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,093,910
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group:
Series B, 5.0%, 11/15/2034	2,560,000	2,821,606
Series B, 5.0%, 11/15/2035	1,000,000	1,099,570
Series A, 5.0%, 8/15/2043	3,750,000	4,060,538
California, State Municipal Finance Authority Revenue, Chevron U.S.A., Inc. Project, Recovery Zone Bonds, Series B, 0.47% *, 11/1/2035, GTY: Chevron Corp.	20,000	20,000
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,089,100
California, State Public Works Board, Lease Revenue, Capital Projects:
Series I, 5.5%, 11/1/2033	5,400,000	6,326,046
Series G-1, 5.75%, 10/1/2030	5,500,000	6,067,325
Series I-1, Prerefunded, 6.375%, 11/1/2034	3,000,000	3,423,870
California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	8,769,849
California, State University Revenue:
Series A, 5.0%, 11/1/2037	8,000,000	8,720,640
Series A, 5.0%, 11/1/2039	2,000,000	2,213,160
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,661,710
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,537,300
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,765,275
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.0%, 12/1/2041	5,000,000	5,003,750
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	11,747,274
California, Sweetwater Union High School District, 5.0%, 8/1/2035	5,000,000	5,509,450
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,510,880
California, West Contra Costa Unified School District, Series A, 5.0%, 8/1/2035	4,250,000	4,729,697
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,507,100
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,959,862
Cerritos, CA, Community College District, Series A, 5.0%, 8/1/2039	4,355,000	4,846,592
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	1,535,000	1,780,293
Cupertino, CA, Union School District, Election of 2012:
Series B, 5.0%, 8/1/2034	1,000,000	1,153,090
Series B, 5.0%, 8/1/2035	2,305,000	2,654,438
Series B, 5.0%, 8/1/2036	1,140,000	1,310,282
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,211,847
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,681,750
Escondido, CA, School District General Obligation, Unified High School District, ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,493,130
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGC, AGMC	10,000,000	9,873,000
ETM, Zero Coupon, 1/1/2020, INS: AGC, AGMC	10,000,000	9,450,400
Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	2,829,550
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,602,522
Long Beach, CA, Unified School District, 5.0%, 8/1/2032	5,245,000	5,852,633
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Series A, 5.0%, 6/1/2030	2,000,000	2,337,620
Los Angeles, CA, Community College District, 4.0%, 8/1/2037	6,000,000	6,038,040
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2040	8,900,000	9,652,851
Series A, 5.25%, 5/15/2039	5,000,000	5,385,800
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	16,291,650
Los Angeles, CA, Department of Water & Power Revenue:
Series B, 5.0%, 7/1/2036	6,225,000	7,028,896
Series B, 5.0%, 7/1/2038	7,000,000	7,868,980
Los Angeles, CA, Department of Water & Power Revenue, Power System, Series B, 5.0%, 7/1/2043	1,250,000	1,374,963
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series A, 5.0%, 7/1/2036	2,500,000	2,786,675
Los Angeles, CA, Harbor Department:
Series A, AMT, 5.0%, 8/1/2035	6,000,000	6,583,560
Series A, AMT, 5.0%, 8/1/2044	10,000,000	10,819,000
Los Angeles, CA, Harbor Department, Green Bonds, Series C, 4.0%, 8/1/2039	7,000,000	7,089,460
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property, Series B, 5.0%, 11/1/2031	10,000,000	11,310,400
Los Angeles, CA, Pollution Control Revenue, ETM, 6.0%, 6/1/2021, INS: NATL	2,000,000	2,362,540
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	8,134,981
Los Angeles, CA, Wastewater System Revenue, Series D, 5.0%, 6/1/2033	7,000,000	7,937,090
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Series A, 5.0%, 6/1/2035	4,000,000	4,513,240
Modesto, CA, Irrigation District Electric Revenue, 5.0%, 10/1/2033	1,255,000	1,394,995
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,463,400
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,226,137
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	6,901,768
Orange County, CA, Improvement Bond Act 1915, Limited Obligation Improvement, Irvinecoast Assessment District No. 88-1, 0.56% *, 9/2/2018, LOC: Sumitomo Mitsui Banking	220,000	220,000
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,345,848
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, Prerefunded, 6.5%, 9/1/2028	10,000,000	10,924,200
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,632,705
Rancho, CA, Water District Financing Authority:
Series A, 5.0%, 8/1/2027, INS: FGIC	220,000	225,557
Series A, Prerefunded, 5.0%, 8/1/2027, INS: FGIC	2,280,000	2,343,658
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: NATL	1,635,000	1,621,021
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,538,900
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,651,675
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,260,545
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 1.134% **, 6/1/2039, INS: NATL	10,000,000	8,152,200
Sacramento, CA, Municipal Utility District:
Series U, 5.0%, 8/15/2026, INS: AGMC	1,605,000	1,702,135
Series U, Prerefunded, 5.0%, 8/15/2026, INS: AGMC	1,010,000	1,076,246
Series U, 5.0%, 8/15/2028, INS: AGMC	1,255,000	1,329,635
Series U, Prerefunded, 5.0%, 8/15/2028, INS: AGMC	790,000	841,816
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	3,510,000	3,809,754
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	595,000	612,862
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	992,010
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	1,046,397
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,474,200
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,609,380
San Diego County, CA, Water Authority:
5.0%, 5/1/2034	7,920,000	8,942,551
Series B, 5.0%, 5/1/2034	3,000,000	3,425,610
San Diego, CA, Community College District, Election of 2002:
5.0%, 8/1/2032	1,000,000	1,129,060
Prerefunded, 5.25%, 8/1/2033	10,000,000	11,006,000
San Diego, CA, Community College District, Election of 2006, Prerefunded, 5.0%, 8/1/2036	5,000,000	5,711,750
San Diego, CA, Unified School District, Series 1, 4.0%, 7/1/2032	7,000,000	7,179,410
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2039	5,375,000	5,731,147
Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,886,200
Series E, 6.0%, 5/1/2039	15,000,000	16,476,150
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,261,847
San Francisco, CA, Bay Area Rapid Transit District:
4.0%, 7/1/2035	4,000,000	4,112,280
Series A, 5.0%, 7/1/2036	1,500,000	1,672,005
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 4.0%, 11/1/2036	4,000,000	4,085,440
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, Prerefunded, 6.75%, 8/1/2041	1,000,000	1,200,680
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2017, INS: NATL	3,965,000	3,951,559
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	2,555,705
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	2,985,332
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,343,285
Series A, 5.0%, 8/1/2037	3,760,000	4,195,596
Series A, 5.0%, 8/1/2041	6,500,000	7,253,025
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	675,000	746,975
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,043,289
Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,448,873
San Marcos, CA, Unified School District, Election of 2010, Series A, 5.0%, 8/1/2038	12,500,000	13,808,750
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, Prerefunded, 5.0%, 7/15/2033	3,500,000	3,718,960
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,210,850
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,204,090
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,036,999
5.5%, 9/1/2018, INS: NATL	1,060,000	1,130,946
5.6%, 9/1/2019, INS: NATL	1,115,000	1,225,720
5.6%, 9/1/2020, INS: NATL	1,180,000	1,325,506
5.65%, 9/1/2024, INS: NATL	1,445,000	1,710,591
5.65%, 9/1/2025, INS: NATL	1,520,000	1,797,400
5.65%, 9/1/2026, INS: NATL	1,605,000	1,908,698
Santa Monica, CA, Community College District, 2008 Election, Series B, 5.0%, 8/1/2044	7,000,000	7,760,200
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,449,828
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,614,548
Series C, 5.0%, 7/1/2035	3,000,000	3,249,420
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	970,000	1,093,791
Series A, ETM, 5.75%, 7/1/2021	270,000	316,999
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,188,908
Series A, 5.0%, 7/1/2037	2,000,000	2,229,320
Series A, 5.0%, 7/1/2038	5,750,000	6,401,130
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,083,436
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,105,260
University of California, Regents Medical Center, Pooled Revenue:
Series L, 4.0%, 5/15/2037	6,000,000	5,958,420
Series L, 4.0%, 5/15/2038	4,500,000	4,455,135
University of California, State Revenues, Series AM, 5.25%, 5/15/2038	5,000,000	5,661,050
Walnut, CA, Energy Center Authority Revenue, 5.0%, 1/1/2033	2,045,000	2,299,930
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,697,340
		936,986,630
Guam 0.6%
Guam, Government Business Privilege Tax Revenue, Series D, 5.0%, 11/15/2034	5,600,000	5,978,896
Puerto Rico 0.3%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 5.75%, 8/1/2037	5,000,000	2,557,500
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	795,174
Total Municipal Bonds and Notes (Cost $911,695,772)		946,318,200
Underlying Municipal Bonds of Inverse Floaters (a) 3.3%
California
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (b)	10,000,000	10,620,400
Trust: California, Department of Water & Power Revenue, Series 2016-XM0281, 144A, 16.34%, 7/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Prerefunded, Series A, 5.75%, 6/1/2034 (b)	5,555,000	6,090,835
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (b)	4,445,000	4,873,765
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 19.58%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Prerefunded, Series B, 5.0%, 8/1/2032 (b)	10,002,999	10,277,770
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 12.698%, 2/1/2017, Leverage Factor at purchase date: 3 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $28,702,841)		31,862,770
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $940,398,613) †	101.6	978,180,970
Floating Rate Notes (a)	(2.2)	(21,667,999)
Other Assets and Liabilities, Net	0.6	15,808,728
Net Assets	100.0	972,321,699

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2016.
** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2016.
† The cost for federal income tax purposes was $918,333,237. At November 30, 2016, net unrealized appreciation for all securities based on tax cost was $38,179,734. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $57,275,767and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,096,033.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of Novemenber 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$978,180,970	$—	$978,180,970
Total	$—	$978,180,970	$—	$978,180,970

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche California Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2017